FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	$ 339,441	$ 307,136
Other non-current financial liabilities	5,374,864	5,714,728
Other financial liabilities	5,714,305	6,021,864
Current lease liabilities	49,603	63,640
Non-current lease liabilities	113,701	148,115
Lease liabilities	163,304	211,755
Trade and other current payables	734,033	630,243
Trade and other non-current payables	2,272	0
Trade and other payables	736,305	630,243
Current financial liabilities	1,123,077	1,001,019
Non-current financial liabilities	5,490,837	5,862,843
Financial liabilities	6,613,914	6,863,862
Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	59,007	63,605
Current lease liabilities	13,204	18,631
Trade and other current payables	727,765	589,167
Current financial liabilities	799,976	671,403
Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	280,434	243,531
Current lease liabilities	36,399	45,009
Trade and other current payables	6,268	41,076
Current financial liabilities	323,101	329,616
Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	1,097,939	726,207
Non-current lease liabilities	44,459	85,964
Trade and other non-current payables	2,272	0
Non-current financial liabilities	1,144,670	812,171
Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	582,606	919,591
Non-current lease liabilities	26,083	21,906
Trade and other non-current payables	0	0
Non-current financial liabilities	608,689	941,497
Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,694,319	4,068,930
Non-current lease liabilities	43,159	40,245
Trade and other non-current payables	0	0
Non-current financial liabilities	3,737,478	4,109,175
Bonds obligations [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	90,371	90,924
Other non-current financial liabilities	4,335,662	4,617,020
Other financial liabilities	4,426,033	4,707,944
Financial liabilities	1,034,023	1,188,917
Bonds obligations [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	29,114	32,053
Bonds obligations [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	61,257	58,871
Bonds obligations [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	574,850	214,092
Bonds obligations [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	257,362	584,344
Bonds obligations [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	3,503,450	3,818,584
Bank Loan [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	248,835	215,434
Other non-current financial liabilities	743,121	1,058,826
Other financial liabilities	991,956	1,274,260
Bank Loan [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	29,658	30,774
Bank Loan [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	219,177	184,660
Bank Loan [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	227,008	473,233
Bank Loan [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	325,244	335,247
Bank Loan [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	190,869	250,346
Swap and forward [Member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	235	778
Other non-current financial liabilities	296,081	38,882
Other financial liabilities	296,316	39,660
Swap and forward [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	235	778
Swap and forward [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Other current financial liabilities	0	0
Swap and forward [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	296,081	38,882
Swap and forward [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Swap and forward [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Other non-current financial liabilities	0	0
Lease Liablities [Member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	49,603	63,640
Non-current lease liabilities	113,701	148,115
Lease liabilities	163,304	211,755
Lease Liablities [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	13,204	18,631
Lease Liablities [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Current lease liabilities	36,399	45,009
Lease Liablities [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	44,459	85,964
Lease Liablities [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	26,083	21,906
Lease Liablities [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Non-current lease liabilities	43,159	40,245
Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	731,456	626,504
Trade and other non-current payables	2,272	0
Trade and other payables	733,728	626,504
Trade and other payables [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	725,188	585,428
Trade and other payables [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	6,268	41,076
Trade and other payables [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	2,272	0
Trade and other payables [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Trade and other payables [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Accounts payable to related companies [Member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	2,577	3,739
Trade and other non-current payables	0	0
Trade and other payables	2,577	3,739
Accounts payable to related companies [Member] | Not later than three months [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	2,577	3,739
Accounts payable to related companies [Member] | Later than three months and not later than one year [member]
Disclosure Of Financials Instruments [Line items]
Trade and other current payables	0	0
Accounts payable to related companies [Member] | Later than one year and not later than three years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Accounts payable to related companies [Member] | Later than three years and not later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	0	0
Accounts payable to related companies [Member] | Later than five years [member]
Disclosure Of Financials Instruments [Line items]
Trade and other non-current payables	$ 0	$ 0